Notes payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Others	$ 19,830			$ 23,496
Notes Payable	1,711,828			1,584,754
Fixed Rate 045 To 419 Percent Advances Due 2015 To 2021 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank Advances Long Term	802,198			589,229
Fixed Rate 700 Percent Notes Due July 2019 [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	450,000		450,000	0
Fixed Rate 747 Percent Term Notes [Member]
Debt Instrument [Line Items]
Notes Payable	0			675
Floating Rate 300 Percent Term Notes [Member]
Debt Instrument [Line Items]
Notes Payable	0	[1]		14	[1]
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Debt Instrument [Line Items]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800			439,800
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Instrument [Line Items]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	$ 0			$ 531,540

[1]	The 10-year U.S. Treasury note key index rate at December 31, 2013 was 3.03%.